Organization and Principal Activities (Financial Information of the Company's VIEs) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Variable Interest Entity [Line Items]
Total assets	$ 770,582		¥ 4,549,430		¥ 4,991,673
Less: loans receivable (Note 5)	(85,329)		(15,500)		(552,745)
Total liabilities	208,044		1,179,697		1,347,661
Total net revenue	1,133,558	¥ 7,342,959	3,887,531	¥ 2,991,116
Net income/ (loss)	20,817	134,841	405,363	156,567
Net cash provided by/(used in) operating activities	23,386	151,497	422,444	524,750
Net cash provided by/(used in) in investing activities	213,605	1,383,691	(2,575,715)	(28,753)
Net cash provided by financing activities	684	4,417	2,486,702	(5,236)
Net increase/(decrease) in cash and cash equivalents	239,613	1,552,160	332,919	490,871
Cash and cash equivalents at the beginning of the period	156,245	1,012,127	679,208	188,337
Cash and cash equivalents at the end of the period	$ 395,858	2,564,287	1,012,127	679,208
VIEs [Member]
Variable Interest Entity [Line Items]
Total assets			¥ 212,138		665,658
Less: loans receivable (Note 5)					(549,145)
Total assets excluding loans receivable			¥ 212,138		116,513
Total liabilities			171,436		630,690
Less: inter-company payable			(154)		(474,236)
Total liabilities excluding inter-company payable			171,282		156,454
Total net revenue		869,959	664,287	738,403
Net income/ (loss)		(44,150)	(23,635)	19,181
Net cash provided by/(used in) operating activities		53,880	(140,513)	89,582
Net cash provided by/(used in) in investing activities		(568,638)	¥ (26,787)	¥ 27,155
Net cash provided by financing activities		551,800
Net increase/(decrease) in cash and cash equivalents		37,042	¥ (167,300)	¥ 116,737
Cash and cash equivalents at the beginning of the period		10,549	177,849	61,112
Cash and cash equivalents at the end of the period		¥ 47,591	10,549	¥ 177,849
Registered Capital			¥ 8,157		¥ 8,157